UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

626-914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Poplar Forest Partners Fund
Class A | PFPFX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Poplar Forest Partners Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$61	1.20%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$295,489,156
Number of Holdings	31
Portfolio Turnover	8%
30-Day SEC Yield	1.62%
30-Day SEC Yield Unsubsidized	1.54%
Visit https://poplarforestfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Securities	(%)
AT&T, Inc.	5.6%
CVS Health Corp.	5.6%
National Fuel Gas Co.	5.5%
Allstate Corp.	5.5%
Equitable Holdings, Inc.	4.9%
Tyson Foods, Inc. - Class A	4.7%
Dominion Energy, Inc.	4.4%
Cencora, Inc.	4.4%
Chevron Corp.	4.2%
Citigroup, Inc.	4.0%

Top Sectors	(%)
Financials	20.6%
Health Care	16.8%
Consumer Staples	11.0%
Utilities	9.9%
Information Technology	8.2%
Consumer Discretionary	7.6%
Energy	6.2%
Industrials	5.7%
Communication Services	5.7%
Cash & Other	8.3%
*	Expressed as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://poplarforestfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Poplar Forest Capital documents not be householded, please contact Poplar Forest Capital at 1-877-522-8860, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Poplar Forest Capital or your financial intermediary.
Poplar Forest Partners Fund	PAGE 1	TSR-SAR-00768D814

Poplar Forest Partners Fund
Institutional Class | IPFPX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Poplar Forest Partners Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$295,489,156
Number of Holdings	31
Portfolio Turnover	8%
30-Day SEC Yield	1.96%
30-Day SEC Yield Unsubsidized	1.87%
Visit https://poplarforestfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Securities	(%)
AT&T, Inc.	5.6%
CVS Health Corp.	5.6%
National Fuel Gas Co.	5.5%
Allstate Corp.	5.5%
Equitable Holdings, Inc.	4.9%
Tyson Foods, Inc. - Class A	4.7%
Dominion Energy, Inc.	4.4%
Cencora, Inc.	4.4%
Chevron Corp.	4.2%
Citigroup, Inc.	4.0%

Top Sectors	(%)
Financials	20.6%
Health Care	16.8%
Consumer Staples	11.0%
Utilities	9.9%
Information Technology	8.2%
Consumer Discretionary	7.6%
Energy	6.2%
Industrials	5.7%
Communication Services	5.7%
Cash & Other	8.3%
*	Expressed as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://poplarforestfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Poplar Forest Capital documents not be householded, please contact Poplar Forest Capital at 1-877-522-8860, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Poplar Forest Capital or your financial intermediary.
Poplar Forest Partners Fund	PAGE 1	TSR-SAR-00768D798

Poplar Forest Cornerstone Fund
Investor Class | IPFCX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Poplar Forest Cornerstone Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$45	0.90%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$32,563,314
Number of Holdings	57
Portfolio Turnover	8%
30-Day SEC Yield	2.85%
30-Day SEC Yield Unsubsidized	2.33%
Visit https://poplarforestfunds.com/resources/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	13.4%
United States Treasury Bill	6.0%
National Fuel Gas Co.	5.0%
Murphy Oil Corp.	3.7%
Ally Financial, Inc.	3.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio	3.3%
Equitable Holdings, Inc.	3.1%
U.S. Treasury Note TIPS	2.7%
Dick’s Sporting Goods, Inc.	2.7%
Kellanova	2.7%
Security Type Breakdown (%)

Top Sectors	(%)
Government	16.1%
Financials	14.2%
Health Care	11.4%
Utilities	11.0%
Consumer Staples	9.2%
Consumer Discretionary	7.8%
Energy	5.9%
Information Technology	5.3%
Industrials	4.2%
Cash & Other	14.9%
*	Expressed as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://poplarforestfunds.com/resources/.
Poplar Forest Cornerstone Fund	PAGE 1	TSR-SAR-00770X535

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Poplar Forest Capital documents not be householded, please contact Poplar Forest Capital at 1-877-522-8860, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Poplar Forest Capital or your financial intermediary.
Poplar Forest Cornerstone Fund	PAGE 2	TSR-SAR-00770X535

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Poplar Forest Funds
Poplar Forest Partners Fund
Poplar Forest Cornerstone Fund
Core Financial Statements
March 31, 2025 (Unaudited)

Poplar Forest Partners Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.3%
Air Freight & Logistics - 2.8%
FedEx Corp.	34,000	$8,288,520
Banks - 4.0%
Citigroup, Inc.	168,000	11,926,320
Biotechnology - 3.3%
United Therapeutics Corp.(a)	32,000	9,864,640
Capital Markets - 1.0%
LPL Financial Holdings, Inc.	9,200	3,009,688
Chemicals - 2.6%
Dow, Inc.	215,000	7,507,800
Consumer Finance - 2.5%
Ally Financial, Inc.	198,000	7,221,060
Consumer Staples Distribution & Retail - 2.3%
Dollar Tree, Inc.(a)	90,000	6,756,300
Distributors - 3.0%
Genuine Parts Co.	74,000	8,816,360
Diversified Telecommunication Services - 5.7%
AT&T, Inc.	590,000	16,685,200
Electrical Equipment - 1.9%
Sensata Technologies Holding PLC	235,500	5,715,585
Electronic Equipment, Instruments & Components - 2.3%
Vishay Intertechnology, Inc.	430,000	6,837,000
Financial Services - 7.6%
Equitable Holdings, Inc.	276,000	14,376,840
Global Payments, Inc.	83,000	8,127,360
		22,504,200
Food Products - 8.7%
Kraft Heinz Co.	389,000	11,837,270
Tyson Foods, Inc. - Class A	216,000	13,782,960
		25,620,230
Gas Utilities - 5.5%
National Fuel Gas Co.	204,000	16,154,760
Health Care Providers & Services - 11.0%
Cencora, Inc.	47,000	13,070,230
CVS Health Corp.	246,000	16,666,500
Humana, Inc.	10,500	2,778,300
		32,515,030
Hotels, Restaurants & Leisure - 2.1%
Las Vegas Sands Corp.	161,000	6,219,430

	Shares	Value
Insurance - 5.5%
Allstate Corp.	78,000	$16,151,460
IT Services - 3.8%
International Business Machines Corp.	45,000	11,189,700
Multi-Utilities - 4.4%
Dominion Energy, Inc.	234,000	13,120,380
Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp.	74,200	12,412,918
Murphy Oil Corp.	210,000	5,964,000
		18,376,918
Pharmaceuticals - 2.5%
Merck & Co., Inc.	82,000	7,360,320
Professional Services - 1.0%
CACI International, Inc. - Class A(a)	8,000	2,935,360
Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	271,000	6,154,410
Textiles, Apparel & Luxury Goods - 2.5%
Tapestry, Inc.	106,000	7,463,460
TOTAL COMMON STOCKS (Cost $210,520,740)		278,394,131
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.7%
Residential REITs - 1.7%
Sun Communities, Inc.	39,300	5,055,552
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $4,446,374)		5,055,552
SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 4.20%(b)	11,910,173	11,910,173
TOTAL SHORT-TERM INVESTMENTS (Cost $11,910,173)		11,910,173
TOTAL INVESTMENTS - 100.0% (Cost $226,877,287)		$295,359,856
Other Assets in Excess of Liabilities - 0.0%(c)		129,300
TOTAL NET ASSETS - 100.0%		$295,489,156

The accompanying notes are an integral part of these financial statements.

1

Poplar Forest Partners Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

POPLAR FOREST CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 55.0%
Air Freight & Logistics - 2.2%
FedEx Corp.	2,900	$706,962
Banks - 2.4%
Citigroup, Inc.	11,000	780,890
Biotechnology - 1.8%
United Therapeutics Corp.(a)	1,900	585,713
Capital Markets - 1.1%
LPL Financial Holdings, Inc.	1,100	359,854
Chemicals - 1.6%
Dow, Inc.	15,100	527,292
Consumer Finance - 1.5%
Ally Financial, Inc.	13,200	481,404
Consumer Staples Distribution & Retail - 1.5%
Dollar Tree, Inc.(a)	6,300	472,941
Distributors - 2.2%
Genuine Parts Co.	5,900	702,926
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	30,000	848,400
Electrical Equipment - 1.2%
Sensata Technologies Holding PLC	15,900	385,893
Electronic Equipment, Instruments & Components - 1.6%
Vishay Intertechnology, Inc.	31,700	504,030
Financial Services - 4.7%
Equitable Holdings, Inc.	19,500	1,015,755
Global Payments, Inc.	5,300	518,976
		1,534,731
Food Products - 5.0%
Kraft Heinz Co.	25,600	779,008
Tyson Foods, Inc. - Class A	13,500	861,435
		1,640,443
Gas Utilities - 2.6%
National Fuel Gas Co.	10,500	831,495
Health Care Providers & Services - 5.6%
Cencora, Inc.	3,000	834,270
CVS Health Corp.	12,000	813,000
Humana, Inc.	700	185,220
		1,832,490

	Shares	Value
Hotels, Restaurants & Leisure - 1.3%
Las Vegas Sands Corp.	11,000	$424,930
Insurance - 2.5%
Allstate Corp.	4,000	828,280
IT Services - 2.5%
International Business Machines Corp.	3,300	820,578
Multi-Utilities - 2.6%
Dominion Energy, Inc.	15,000	841,050
Oil, Gas & Consumable Fuels - 3.3%
Chevron Corp.	4,300	719,347
Murphy Oil Corp.	12,600	357,840
		1,077,187
Pharmaceuticals - 1.6%
Merck & Co., Inc.	5,700	511,632
Professional Services - 0.8%
CACI International, Inc. - Class A(a)	750	275,190
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	17,600	399,696
Textiles, Apparel & Luxury Goods - 1.6%
Tapestry, Inc.	7,600	535,116
TOTAL COMMON STOCKS (Cost $13,752,365)		17,909,123
	Par
CORPORATE BONDS - 16.2%
Electric Utilities - 3.4%
Dominion Energy South Carolina, Inc., 4.25%, 08/15/2028	$300,000	296,468
DTE Electric Co., 3.00%, 03/01/2032	925,000	824,443
		1,120,911
Food Products - 2.7%
Kellanova, 5.75%, 05/16/2054	865,000	867,786
Gas Utilities - 2.4%
National Fuel Gas Co., 3.95%, 09/15/2027	800,000	785,683
Oil, Gas & Consumable Fuels - 2.6%
Murphy Oil Corp., 6.00%, 10/01/2032	875,000	842,095
Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co., 6.13%, 05/01/2038	725,000	766,772

The accompanying notes are an integral part of these financial statements.

3

POPLAR FOREST CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Specialty Retail - 2.7%
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	$1,000,000	$883,304
TOTAL CORPORATE BONDS (Cost $5,258,426)		5,266,551
U.S. TREASURY SECURITIES - 16.1%
U.S. Treasury Note TIPS, 0.25%, 07/15/2029	931,425	892,505
United States Treasury Note/Bond
2.63%, 04/15/2025	300,000	299,794
4.38%, 07/31/2026	875,000	879,290
4.13%, 07/31/2031	875,000	877,153
4.38%, 05/15/2034	850,000	859,513
3.88%, 02/15/2043	770,000	702,339
4.13%, 08/15/2053	815,000	747,508
TOTAL U.S. TREASURY SECURITIES (Cost $5,387,674)		5,258,102
	Shares
PREFERRED STOCKS - 2.0%
Consumer Finance - 2.0%
Ally Financial, Inc., Series B, 4.70% to 05/15/2026 then 5 yr. CMT Rate + 3.87%, Perpetual	700,000	653,380
TOTAL PREFERRED STOCKS (Cost $713,344)		653,380
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.1%
Residential REITs - 1.1%
Sun Communities, Inc.	2,800	360,192
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $304,360)		360,192
SHORT-TERM INVESTMENTS - 9.2%
Money Market Funds - 3.3%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class Institutional, 4.20%(b)	1,062,019	1,062,019

	Par	Value
U.S. Treasury Bills - 5.9%
5.15%, 05/15/2025(c)	$180,000	$179,069
5.17%, 06/12/2025(c)	175,000	173,533
5.02%, 07/10/2025(c)	180,000	177,905
4.45%, 08/07/2025(c)	180,000	177,344
4.33%, 09/04/2025(c)	180,000	176,814
3.93%, 10/02/2025(c)	180,000	176,260
4.28%, 10/30/2025(c)	180,000	175,803
4.38%, 11/28/2025(c)	185,000	180,166
4.25%, 12/26/2025(c)	175,000	169,913
4.22%, 02/19/2026(c)	185,000	178,511
4.11%, 03/19/2026(c)	180,000	173,198
		1,938,516
TOTAL SHORT-TERM INVESTMENTS (Cost $2,998,853)		3,000,535
TOTAL INVESTMENTS - 99.6% (Cost $28,415,022)		$32,447,883
Other Assets in Excess of Liabilities - 0.4%		115,431
TOTAL NET ASSETS - 100.0%		$32,563,314

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
PLC - Public Limited Company
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Securities
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	The rate shown is the annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

Poplar Forest Fund
Statements of Assets and Liabilities
at March 31, 2025 (Unaudited)

	Poplar Forest Partners Fund	Poplar Forest Cornerstone Fund
ASSETS
Investments in securities, at value (identified cost $226,877,287 and $28,415,022, respectively)	$295,359,856	$32,447,883
Receivables
Fund shares issued	59,823	—
Dividends and interest	462,891	151,976
Prepaid expenses	25,412	5,888
Total assets	295,907,982	32,605,747
LIABILITIES
Payables
Fund shares redeemed	105,635	—
Due to Adviser	187,511	8,449
12b-1 fees	19,915	—
Custody fees	7,828	1,022
Administration and fund accounting fees	43,188	15,408
Transfer agent fees and expenses	36,441	3,875
Audit fees	10,661	10,166
Chief Compliance Officer fee	2,505	2,045
Trustee fees and expenses	914	914
Accrued expenses	4,228	554
Total liabilities	418,826	42,433
NET ASSETS	$295,489,156	$32,563,314
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$20,847,368	$—
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	408,218	—
Net asset value and redemption price per share	$51.07	$—
Maximum offering price per share (Net asset value per share divided by 95.00%)	$53.76	$—
Investor Class Shares
Net assets applicable to shares outstanding	$—	$32,563,314
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	—	1,117,356
Net asset value, offering and redemption price per share	$—	$29.14
Institutional Class Shares
Net assets applicable to shares outstanding	$274,641,788	$—
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	5,373,221	—
Net asset value, offering and redemption price per share	$51.11	$—
COMPONENTS OF NET ASSETS
Paid-in capital	$209,735,117	$26,421,331
Total distributable earnings	85,754,039	6,141,983
Net assets	$295,489,156	$32,563,314

The accompanying notes are an integral part of these financial statements.

5

Poplar Forest Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2025 (Unaudited)

	Poplar Forest Partners Fund	Poplar Forest Cornerstone Fund
INVESTMENT INCOME
Income
Dividends	$4,094,208	$288,035
Interest	256,988	335,214
Total Income	4,351,196	623,249
Expenses
Advisory fees (Note 4)	1,260,597	140,246
Administration and fund accounting fees (Note 4)	104,042	44,012
Transfer agent fees and expenses (Note 4)	63,482	11,057
Sub-transfer agent fees (Note 4)	40,492	417
12b-1 fees - Class A shares (Note 5)	27,865	—
Custody fees (Note 4)	17,652	2,837
Registration fees	17,256	3,852
Trustees fees and expenses	13,146	13,146
Audit fees	11,261	10,516
Printing and mailing expense	7,144	2,736
Chief Compliance Officer fee (Note 4)	6,671	6,212
Legal fees	4,356	4,356
Insurance expense	3,079	1,546
Interest Expense (Note 7)	—	254
Miscellaneous	16,501	4,499
Total expenses	1,593,544	245,686
Less: Advisory fees waived (Note 4)	(135,035)	(87,910)
Net expenses	1,458,509	157,776
Net investment income	2,892,687	465,473
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments	17,669,482	1,776,570
Net change in unrealized appreciation/(depreciation) on investments	(8,612,207)	(1,271,709)
Net realized and unrealized gain on investments	9,057,275	504,861
Net Increase in Net Assets Resulting from Operations	$11,949,962	$970,334

The accompanying notes are an integral part of these financial statements.

6

Poplar Forest Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
NET INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,892,687	$6,152,914
Net realized gain from investments	17,669,482	23,082,234
Net change in unrealized appreciation/(depreciation) on investments	(8,612,207)	28,442,435
Net increase in net assets resulting from operations	11,949,962	57,677,583
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Class A Shares	(2,190,844)	(854,360)
Net dividends and distributions to shareholders - Institutional Class Shares	(27,323,615)	(10,852,184)
Total dividends and distributions to shareholders	(29,514,459)	(11,706,544)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares(a)	(425,774)	(22,481,713)
Total increase/(decrease) in net assets	(17,990,271)	23,489,326
NET ASSETS
Beginning of period	313,479,427	289,990,101
End of period	$295,489,156	$313,479,427

(a)	A summary of share transactions is as follows:
Class A Shares

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	11,679	$616,073	24,604	$1,238,530
Shares issued on reinvestments of distributions	34,431	1,713,970	14,489	692,307
Shares redeemed	(75,287)	(3,774,370)	(89,488)	(4,530,898)
Net decrease	(29,177)	$(1,444,327)	(50,395)	$(2,600,061)

Institutional Class Shares

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	328,278	$16,585,994	424,030	$21,537,528
Shares issued on reinvestments of distributions	393,153	19,571,158	163,247	7,799,939
Shares redeemed	(693,708)	(35,138,599)	(968,033)	(49,219,119)
Net increase/(decrease)	27,723	$1,018,553	(380,756)	$(19,881,652)

The accompanying notes are an integral part of these financial statements.

7

Poplar Forest CORNERSTONE Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$465,473	$894,823
Net realized gain from investments	1,776,570	1,419,920
Net change in unrealized appreciation/(depreciation) on investments	(1,271,709)	3,199,166
Net increase in net assets resulting from operations	970,334	5,513,909
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Investor Class Shares	(2,364,899)	(1,348,373)
Total dividends and distributions to shareholders	(2,364,899)	(1,348,373)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares(a)	(1,196,259)	267,918
Total increase/(decrease) in net assets	(2,590,824)	4,433,454
NET ASSETS
Beginning of period	35,154,138	30,720,684
End of period	$32,563,314	$35,154,138

(a)	A summary of share transactions is as follows:
Investor Class Shares

	Six Months Ended March 31, 2025 (Unauditied)		Year Ended September 30, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	12,341	$349,980	8,947	$266,876
Shares issued on reinvestments of distributions	80,390	2,311,198	48,473	1,315,060
Shares redeemed	(132,659)	(3,857,437)	(45,640)	(1,314,018)
Net increase/(decrease)	(39,928)	$(1,196,259)	11,780	$267,918

The accompanying notes are an integral part of these financial statements.

8

Poplar Forest Partners Fund
FINANCIAL HIGHLIGHTS
Class A Shares
For a share outstanding throughout each period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$54.10	$46.57	$46.07	$55.97	$35.69	$42.22
INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.43	0.89	0.90	0.69	0.74	0.74
Net realized and unrealized gain/(loss) on investments	1.95	8.45	2.54	(3.18)	20.48	(6.65)
Total from investment operations	2.38	9.34	3.44	(2.49)	21.22	(5.91)
LESS DISTRIBUTIONS:
From net investment income	(1.47)	(1.06)	(0.50)	(0.94)	(0.94)	(0.62)
From net realized gain on investments	(3.94)	(0.75)	(2.44)	(6.47)	—	—
Total distributions	(5.41)	(1.81)	(2.94)	(7.41)	(0.94)	(0.62)
Net asset value, end of period	$51.07	$54.10	$46.57	$46.07	$55.97	$35.69
Total return	4.05%+	20.59%	7.05%	–5.68%	60.26%	–14.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$20,847	$23,663	$22,717	$23,387	$24,098	$16,840
Ratio of expenses to average net assets:
Before fee waiver	1.29%++	1.31%	1.30%	1.29%	1.34%	1.43%
After fee waiver	1.20%++	1.20%	1.20%	1.20%	1.21%	1.25%
Ratio of net investment income to average net assets:
Before fee waiver	1.58%++	1.64%	1.73%	1.21%	1.35%	1.75%
After fee waiver	1.67%++	1.75%	1.83%	1.30%	1.48%	1.93%
Portfolio turnover rate	8.08% +	27.75%	35.12%	30.29%	40.94%	40.35%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
The accompanying notes are an integral part of these financial statements.

9

Poplar Forest Partners Fund
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$54.22	$46.68	$46.16	$56.07	$35.75	$42.29
INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.50	1.02	1.03	0.83	0.86	0.84
Net realized and unrealized gain/(loss) on investments	1.62	8.46	2.55	(3.19)	20.50	(6.65)
Total from investment operations	2.12	9.48	3.58	(2.36)	21.36	(5.81)
LESS DISTRIBUTIONS:
From net investment income	(1.29)	(1.19)	(0.62)	(1.08)	(1.04)	(0.73)
From net realized gain on investments	(3.94)	(0.75)	(2.44)	(6.47)	—	—
Total distributions	(5.23)	(1.94)	(3.06)	(7.55)	(1.04)	(0.73)
Net asset value, end of period	$51.11	$54.22	$46.68	$46.16	$56.07	$35.75
Total return	4.16%+	20.89%	7.32%	–5.43%	60.63%	–14.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$274,642	$289,816	$267,273	$276,465	$289,502	$ 192,576
Ratio of expenses to average net assets:
Before fee waiver	1.04%++	1.06%	1.05%	1.04%	1.09%	1.18%
After fee waiver	0.95%++	0.95%	0.95%	0.95%	0.96%	1.00%
Ratio of net investment income to average net assets:
Before fee waiver	1.85%++	1.89%	1.98%	1.46%	1.59%	2.00%
After fee waiver	1.94%++	2.00%	2.08%	1.55%	1.72%	2.18%
Portfolio turnover rate	8.08%+	27.75%	35.12%	30.29%	40.94%	40.35%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
The accompanying notes are an integral part of these financial statements.

10

Poplar Forest Cornerstone Fund
FINANCIAL HIGHLIGHTS
Investor Shares
For a share outstanding throughout each period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$30.38	$26.82	$27.08	$32.49	$22.76	$25.58
INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.39	0.77	0.66	0.54	0.60	0.45
Net realized and unrealized gain/(loss) on investments	0.42	3.97	1.43	(2.03)	9.64	(2.11)
Total from investment operations	0.81	4.74	2.09	(1.49)	10.24	(1.66)
LESS DISTRIBUTIONS:
From net investment income	(0.82)	(0.79)	(0.45)	(0.72)	(0.51)	(0.34)
From net realized gain on investments	(1.23)	(0.39)	(1.90)	(3.20)	—	(0.82)
Total distributions	(2.05)	(1.18)	(2.35)	(3.92)	(0.51)	(1.16)
Net asset value, end of period	$29.14	$30.38	$26.82	$27.08	$32.49	$22.76
Total return	2.74%+	18.20%	7.46%	–5.60%	45.53%	–6.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$32,563	$35,154	$30,721	$28,107	$29,443	$22,084
Ratio of expenses to average net assets:
Before fee waiver	1.40%++	1.43%	1.45%	1.44%	1.53%#	1.76%
After fee waiver	0.90%++	0.90%	0.90%	0.90%	0.90%#	0.90%
Ratio of net investment income to average net assets:
Before fee waiver	2.16%++	2.15%	1.83%	1.22%	1.38%	1.05%
After fee waiver	2.66%++	2.68%	2.38%	1.76%	2.01%	1.91%
Portfolio turnover rate	7.92%+	30.74%	36.43%	29.73%	36.13%	39.97%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#	Includes expenses of Class A Shares which converted to Investor Class Shares on October 30, 2020.
The accompanying notes are an integral part of these financial statements.

11

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Poplar Forest Partners Fund (the “Partners Fund”) and the Poplar Forest Cornerstone Fund (“Cornerstone Fund”), (each, a “Fund” and collectively, the “Funds”) are diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
The investment objective of the Partners Fund is to seek long-term growth of capital. The investment objective of the Cornerstone Fund is to seek to achieve current income and long-term growth of capital. The Partners Fund currently offers Class A shares and Institutional Class shares. The Cornerstone Fund currently offers Investor Class shares. Class A shares are subject to a maximum front-end sales load of 5.00%, which decreases depending on the amount invested. The Partner Fund’s Class A shares and Institutional Class shares commenced operations on December 31, 2009.
The Cornerstone Fund’s Class A shares and Institutional Class shares commenced operations on December 31, 2014. At the close of business on October 30, 2020, the Cornerstone Fund’s Class A shares converted to the Institutional Class shares. On January 28, 2021, the class name changed from Institutional Class to Investor Class.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specific cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

12

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of March 31, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Refer to Note 12 for more information about subsequent events.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: The Funds’ investments are carried at fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

13

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Debt Securities: Debt securities are valued at the mean of the bid and asked prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Poplar Forest Capital, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2025:
Poplar Partners

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$278,394,131	$—	$ —	$278,394,131
Real Estate Investment Trusts	5,055,552	—	—	5,055,552
Money Market Funds	11,910,173	—	—	11,910,173
Total Investments	$295,359,856	$—	$—	$295,359,856

Poplar Cornerstone

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$17,909,123	$—	$ —	$17,909,123
Corporate Bonds	—	5,266,551	—	5,266,551
U.S. Treasury Securities	—	5,258,102	—	5,258,102
Preferred Stocks	—	653,380	—	653,380
Real Estate Investment Trusts - Common	360,192	—	—	360,192
Money Market Funds	1,062,019	—	—	1,062,019
U.S. Treasury Bills	—	1,938,516	—	1,938,516
Total Investments	$19,331,334	$13,116,549	$—	$32,447,883

14

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of each Fund’s net assets. For the six months ended March 31, 2025, the Funds did not enter into derivatives transactions.
Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Funds’ financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no material impact for the Fund.
The Funds are deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Funds are used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Funds are the information utilized for the day-to-day management of the Funds. The Funds are party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Funds with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee. For the Partners Fund, the fees are calculated at an annual rate of 0.85% of average daily net assets for the first $250 million of assets, 0.775% of the Fund’s average daily net assets for the next $750 million of assets, and 0.70% of the Fund’s average daily net assets in excess of $1 billion. For the Cornerstone Fund, the fees are calculated at an annual rate of 0.80% of average daily net assets for the first $250 million of assets, 0.70% of the Fund’s average daily net assets for the next $750 million of assets, and 0.60% of the Fund’s average daily net assets in excess of $1 billion. For the six months ended March 31, 2025, the advisory fees incurred by the Funds are disclosed in the Statement of Operations. Any amount due from the Adviser is paid monthly to the Funds.

15

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and other class-specific expenses) to the extent necessary to limit each Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

Partners Fund	0.95%
Cornerstone Fund	0.90%

Any such reduction made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended March 31, 2025, the Adviser reduced its fees in the amount of $135,035 and $87,910 in the Partners Fund and the Cornerstone Fund, respectively. No amounts were recouped by the Adviser. The expense limitation will remain in effect through at least January 28, 2027, and may be terminated only by the Trust’s Board of Trustees. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	9/30/2025	9/30/2026	9/30/2027	3/31/2028	Total
Partners Fund	$150,419	$322,385	$335,108	$135,035	$942,947
Cornerstone Fund	$84,588	$172,569	$177,893	$87,910	$522,960

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended March 31, 2025, are disclosed in the Statement of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
The Funds have entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Funds. The agreements provide for periodic payments by the Funds to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent fees). These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Funds during the six months ended March 31, 2025 are included in the Statement of Operations.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Partners Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.

16

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. The 12b-1 fees accrued by the Fund’s Class A shares for the six months ended March 31, 2025, are disclosed in the Statement of Operations.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
For the six months ended March 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows.

	Purchases		Sales
	Government	Non-Government	Government	Non-Government
Partners Fund	$ —	$23,536,042	$—	$50,886,292
Cornerstone Fund	—	2,533,716	1,648,828	4,992,593

NOTE 7 – LINES OF CREDIT
The Partners Fund and the Cornerstone Fund have secured lines of credit in the amount of $45,000,000 and $4,000,000, respectively. Borrowing on each line of credit is limited to the lower of 15% of portfolio market value or 33.33% of unencumbered assets. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended March 31, 2025, the Cornerstone Fund drew upon its line of credit. The Cornerstone Fund utilized the line on one day for the outstanding balance of $1,217,000, a weighted average interest rate of 7.50%, paid interest expense of $254. The Partners Fund did not draw on the line of credit during the six months ended March 31, 2025. At March 31, 2025, the Funds had no outstanding loan amounts.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the six months ended March 31, 2025 and the year ended September 30, 2024 was as follows:
Partners Fund

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Ordinary income	$7,218,360	$7,143,791
Long-term capital gains	22,296,099	4,562,753

Cornerstone Fund

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Ordinary income	$988,386	$903,418
Long-term capital gains	1,376,513	444,955

17

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
As of September 30, 2024, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	Partners Fund	Cornerstone Fund
Cost of investments(a)	$236,491,988	$29,652,755
Gross unrealized appreciation	84,716,631	6,190,748
Gross unrealized depreciation	(7,818,077)	(705,375)
Net unrealized appreciation(a)	76,898,554	5,485,373
Undistributed ordinary income	5,751,331	757,300
Undistributed long-term capital gains	20,668,651	1,293,875
Total distributable earnings	26,419,982	2,051,175
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$103,318,536	$7,536,548

(a)
The difference between book-basis and tax-basis cost and net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sale adjustments and tax adjustments related to a transfer in-kind.

NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
Value-Style Investing Risk (Both Funds) – Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.
Debt Securities Risk (Both Funds) – The following risks are associated with the Funds’ investment in debt securities.
•
Prepayment and Extension Risk. The risk that the securities may be paid off earlier or later than expected. Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

•
Interest Rate Risk. The Funds’ investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

18

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
•
Credit Risk. The risk of loss on an investment due to the deterioration of an issuer’s financial strength. Such a deterioration of financial strength may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations, including making timely payment of interest and principal.

•
High-Yield Securities Risk. Debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

Large-Sized Companies Risk (Partners Fund) – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Medium-Sized Companies Risk (Both Funds) – Investing in securities of medium-sized companies may involve greater risk than investing in larger, more established companies because they can be subject to greater share price volatility than larger, more established companies.
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of March 31, 2025:

Fund	Shareholder	Percent of Shares Held
Cornerstone Fund	Charles Schwab & Co.	43.91%
Cornerstone Fund	The Kirby Jones Foundation Delaware	29.34%

NOTE 11 – OFFICERS
Ms. Lillian Kabakali resigned as Secretary and Vice President of the Trust effective February 21, 2025. Ms. Elaine Richards was appointed Secretary and Vice President of the Trust effective February 21, 2025. Previously, Ms. Richards served as Assistant Secretary of the Trust. Effective March 20, 2025, Mr. Albert Sosa was appointed Assistant Treasurer of the Trust.
NOTE 12 – SUBSEQUENT EVENTS
A Special Meeting of shareholders of the Poplar Forest Partners Fund and the Poplar Forest Cornerstone Fund took place on April 2, 2025, to approve two proposals:
•	PROPOSAL 1 - Partners Fund – To approve a new Investment Advisory Agreement between Tocqueville Asset Management, L.P. and the Trust, on behalf of the Poplar Forest Partners Fund.
•	PROPOSAL 1 - Cornerstone Fund – To approve a new Investment Advisory Agreement between Tocqueville Asset Management, L.P. and the Trust, on behalf of the Poplar Forest Cornerstone Fund.
All Fund shareholders of record at the close of business on February 14, 2025 (the “Record Date”), were entitled to vote. As of the Record Date, the Poplar Forest Partners Fund had 5,844,163 shares outstanding, and the Poplar Forest Cornerstone Fund had 1,230,070 shares outstanding. For the Poplar Forest Partners Fund, 3,019,659 shares entitled to vote were present in person or by proxy, and for the Poplar Forest Cornerstone Fund, 847,380 shares entitled to vote were present in person or by proxy.
With respect to PROPOSAL 1 - Partners Fund, for the Poplar Forest Partners Fund, of the 3,019,659 shares present in person or by proxy, 3,012,778 shares or 99.77% voted in favor (representing 51.55% of total outstanding shares), 2,655 shares voted against (representing 0.05% of total outstanding shares), and 4,226 shares abstained from voting (representing 0.07% of total outstanding shares).

19

Poplar Forest Funds
NOTES TO FINANCIAL STATEMENTS
at March 31, 2025 (Unaudited)(Continued)
With respect to PROPOSAL 1 - Cornerstone Fund, for the Poplar Forest Cornerstone Fund, of the 847,380 shares present in person or by proxy, 847,380 shares or 100% voted in favor (representing 68.89% of total outstanding shares). There were no shares voting against or abstaining.
Accordingly, both PROPOSAL 1 – Partners Fund and PROPOSAL 1 – Cornerstone Fund were approved.

20

POPLAR FOREST FUNDS
Approval of Investment Advisory Agreement (Unaudited)
Poplar Forest Partners Fund
Poplar Forest Cornerstone Fund
Approval of Poplar Forest Capital LLC
At meetings held on October 17, 2024 and December 12-13, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Poplar Forest Capital LLC (the “Adviser”) on behalf of the Poplar Forest Partners Fund (the “Partners Fund”) and the Poplar Forest Cornerstone Fund (the “Cornerstone Fund”) (each, a “Fund,” and together, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board further considered its knowledge of the Adviser’s operations and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Funds’ performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2024 on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, the Adviser’s similarly managed accounts, if applicable, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Partners Fund: The Board noted that the Fund underperformed the average of both the Morningstar peer group and the Cohort for the one-, three-, and ten-year periods and outperformed the average of both for the five-year period, all periods ended June 30, 2024. The Board also compared the Fund’s performance to two broad-based securities market benchmarks, its primary and secondary benchmark indices. The Board noted

21

POPLAR FOREST FUNDS
Approval of Investment Advisory Agreement (Unaudited)(Continued)
that the Fund underperformed its primary benchmark index for the one-, three-, five-, and ten-year periods ended June 30, 2024 and that the Fund outperformed its secondary benchmark for the one-, three-, and five-year periods, and underperformed for the ten-year period, all periods ended June 30, 2024.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed accounts, noting that the Fund outperformed the Adviser’s similarly managed accounts for the one-, three-, five- and ten-year periods ended June 30, 2024.
Cornerstone Fund: The Board noted that the Fund underperformed the average of the Morningstar peer group for the one-year period and outperformed for the three-, and five-year periods, all periods ended June 30, 2024. The Board further noted that the Fund outperformed the average of the Cohort for the one-, three-, and five-year periods ended June 30, 2024. The Board also considered the Fund’s performance compared to two broad-based securities market benchmarks, its primary and secondary benchmark indices. The Board considered that the Fund underperformed its primary benchmark for the one-, three-, and five-year periods ended June 30, 2024 and that the Fund outperformed its secondary benchmark for the one-, three-, and five-year periods ended June 30, 2024. The Board additionally considered the Fund’s performance against a blended index more comparable to its investment strategy and noted that the Fund had underperformed that index for the one-, and three-year periods, and outperformed for the five-year period, all periods ended June 30, 2024.
The Board also considered that the Adviser does not manage any other accounts similarly to the Fund.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to the applicable Morningstar peer group, the Cohort and the Adviser’s similarly managed accounts for other types of clients, as well as expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Partners Fund: The Board noted that the Adviser had contractually agreed to limit the annual expense ratio for the Fund to 0.95%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s contractual management fee and net expense ratio were above the Cohort median and average.
The Board considered that the advisory fee of the Partners Fund was greater than or less than the fees charged by the Adviser to similarly managed account clients depending on the nature of the account. The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.
Cornerstone Fund: The Board noted that the Adviser had contractually agreed to limit the annual expense ratio for the Fund to 0.90%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the contractual management fee was at the median and above the average of the Cohort. The Board further noted that the net expense ratio was at the median and below the average of the Cohort. The Adviser represented that it does not manage any other accounts with investment strategies similar to the Fund for purposes of comparing fees.
The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. In this regard, the Board noted that each Fund was structured with breakpoints in its advisory fee schedule and that the breakpoints were in effect with respect to the Partners Fund. The Board also noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Cap.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect

22

POPLAR FOREST FUNDS
Approval of Investment Advisory Agreement (Unaudited)(Continued)
benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds, such as Rule 12b-1 fees received from the Funds. The Board also considered that the Funds do not utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the Funds, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fee, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interest of each Fund and its shareholders.
Approval of Tocqueville Asset Management, LP
At a meeting held on February 10, 2025 (the “Meeting”), the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, a new investment advisory agreement (the “New Investment Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Tocqueville Asset Management, LP (the “Adviser” or “TAM”) on behalf of the Poplar Forest Partners Fund and Poplar Forest Cornerstone Fund (each, a “Fund,” and together, the “Funds”). At the meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser, and the services to be provided by the Adviser to the Funds under the New Investment Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the New Investment Advisory Agreement:
1.
The Nature, Extent, and Quality of Services Provided by the Adviser under the Advisory Agreement. The Board noted the responsibilities that TAM would have under the New Investment Advisory Agreement, noting that they would be identical to the responsibilities that Poplar had under the existing advisory agreements. The Board took into account that TAM would be hiring Mr. Harvey, who has managed each Fund since inception, as an employee and that he would continue to be the principal portfolio manager responsible for day-to-day management of the Funds. They further noted that TAM would be hiring other key research and portfolio management personnel who would continue to work with Mr. Harvey on the Funds. The Board also noted that Poplar Forest Capital LLC, the Funds’ existing investment adviser, believed that the engagement of TAM should provide additional resources to the portfolio management team, including additional research analysts and resources.

In considering the nature, extent, and quality of the services to be provided by TAM, the Board considered the quality of TAM’s compliance infrastructure and the determination that TAM has appropriate compliance policies and procedures in place. The Board noted that it had previously received a copy of the TAM’s registration form (Form ADV), as well as the response of TAM to a detailed series of questions which included, among other things, information about the background and experience of the team members. The Board also considered TAM’s resources and capacity with respect to portfolio management, compliance, and operations.
After discussion, the Independent Trustees concluded that TAM has the appropriate personnel and compliance policies and procedures to perform its duties under the New Investment Advisory Agreement and that the nature, overall quality, cost, and extent of such services was expected to be satisfactory.
2.
The Funds’ Historical Performance and the Overall Performance of TAM. The Board reviewed the performance of the Funds, noting that TAM was not the investment adviser of the Funds for the period of the Funds’ performance being reviewed, but that the portfolio managers who have been managing each Fund will continue to be the portfolio managers for each Fund. The Board reviewed the performance of the Poplar Forest Partners Fund and Poplar Forest Cornerstone Fund as of December 31, 2024, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an

23

POPLAR FOREST FUNDS
Approval of Investment Advisory Agreement (Unaudited)(Continued)
independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
For the Poplar Forest Partners Fund, the Board noted that the Fund underperformed the Morningstar peer group average for the one-, three- and ten-year periods and outperformed for the five-year period ended December 31, 2024. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three-, five- and ten-year periods ended December 31, 2024.
For the Poplar Forest Cornerstone Fund, the Board noted that the Fund underperformed the Morningstar peer group for the one- and ten-year periods and outperformed for the three- and five-year periods ended December 31, 2024. The Board also noted that the Fund underperformed the Cohort average for the one-year period and outperformed for the three-, five- and ten-year periods ended December 31, 2024.
3.
The Costs of Services to be Provided by the Adviser and the Structure of the Advisory Fees under the New Investment Advisory Agreement. The Board reviewed the advisory fees to be paid to TAM for its services to the Funds under the New Investment Advisory Agreement, which they noted were identical to the fees currently paid to Poplar under the existing advisory agreements.

For the Poplar Forest Partners Fund, the Board noted that TAM had contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses (“AFFE”), interest expense, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and other class-specific expenses) in order to limit the Total Annual Fund Operating Expenses to 0.95% of average daily net assets of the Fund (the “Expense Cap”). The Board noted that the Fund’s management fee of 0.83% is in the first quartile of the Morningstar peer group, while the net expense ratio is at the Morningstar peer group average.
For the Poplar Forest Cornerstone Fund, the Board noted that TAM had contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding AFFE, interest expense, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and other class-specific expenses) in order to limit the Total Annual Fund Operating Expenses to 0.90% of average daily net assets of the Fund (the “Expense Cap”). The Board noted that the Fund’s management fee of 0.80% is in the first quartile of the Morningstar peer group, while the Fund’s net expense ratio is above its Morningstar peer group average.
The Board also considered TAM’s representation that none of its separate accounts are managed identically to the Funds.
The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to TAM, as investment adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale would be realized by TAM that should be shared with shareholders. The Board further noted that TAM has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps for at least a two-year period. The Board recognized that TAM is likely to realize economies of scale in managing the Funds as assets grow in size. The Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.

5.
The Profits to be Realized by TAM and its Affiliates from their Relationship with the Funds. The Board reviewed TAM’s financial information and took into account both the potential direct benefits and the indirect benefits to TAM from advising the Funds. The Board considered the estimated profitability to TAM from its

24

POPLAR FOREST FUNDS
Approval of Investment Advisory Agreement (Unaudited)(Continued)
new relationship with the Funds and considered any potential additional material benefits likely to be derived by TAM from its relationship with the Funds, such as Rule 12b-1 fees. The Board also considered that the Funds historically have not generated “soft dollar” benefits that would be used by Poplar in exchange for Fund brokerage, but that the Fund may generate such soft dollar benefits to TAM. After such review, the Board determined that the estimated profitability to TAM with respect to the New Investment Advisory Agreement was not excessive.
No single factor was determinative of the Board’s decision to approve the New Investment Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the New Investment Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the New Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

25

POPLAR FOREST FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

26

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	6/06/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	6/06/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	6/06/2025

* Print the name and title of each signing officer under his or her signature.